CONSOLIDATED BALANCE SHEETS ₫ in Millions		Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)
CURRENT ASSETS
Cash and cash equivalents		₫ 3,306,793	$ 135,886,295	₫ 4,095,472	[1]
Restricted cash		2,371,038	97,433,244	102,932	[1]
Trade receivables		5,605,064	230,329,320	469,918	[1]
Advances to suppliers		8,694,990	357,303,883	4,753,634	[1]
Inventories, net		27,907,030	1,146,785,700	30,141,381	[1]
Short-term prepayments, other receivables and other assets		11,485,118	471,958,825	8,006,103	[1]
Short-term derivative assets		185,787	7,634,559	548,010	[1]
Current net investment in sales-type lease		134,713	5,535,772	87,552	[1]
Short-term investments		818,975	33,654,202	4,105	[1]
Total current assets		64,781,629	2,662,076,392	50,583,489	[1]
NON-CURRENT ASSETS
Trade receivables		615,650	25,298,952	110,312	[1]
Property, plant and equipment, net		78,699,515	3,234,005,137	79,122,703	[1]
Intangible assets, net		1,164,635	47,858,434	1,346,324	[1]
Right-of-use assets		5,130,225	210,816,725	7,081,509	[1]
Long-term derivative assets	[1]			66,124
Long-term prepayments		680,539	27,965,441	217,180	[1]
Non-current net investment in sales-type lease		1,024,740	42,109,719	620,665	[1]
Investment in equity investees		1,166,102	47,918,718	1,214,938	[1]
Other long-term investments		918,040	37,725,087	918,040	[1]
Restricted cash		1,610,439	66,177,892	660,363	[1]
Other non-current assets		171,352	7,041,381	4,865,001	[1]
Total non-current assets		91,184,867	3,747,066,653	96,274,232	[1]
TOTAL ASSETS		155,966,496	6,409,143,045	146,857,721	[1]
CURRENT LIABILITIES
Short-term and current portion of long-term interest-bearing loans and borrowings		39,124,086	1,607,729,032	42,924,034	[1]
Convertible debenture	[1]			1,190,475
Short-term financial liabilities		21,619,612	888,416,355	18,258,063	[1]
Trade payables		20,791,192	854,374,029	12,146,588	[1]
Deposits and down-payment from customers		3,565,463	146,515,841	1,194,112	[1]
Short-term deferred revenue		123,951	5,093,528	149,747	[1]
Short-term accruals		11,060,958	454,528,786	11,431,878	[1]
Current portion of lease liabilities		1,498,472	61,576,824	1,524,356	[1]
Total current liabilities		171,508,908	7,047,828,560	152,036,022	[1]
NON-CURRENT LIABILITIES
Long-term interest-bearing loans and borrowings		22,862,890	939,506,472	30,170,149	[1]
Long-term financial liabilities		36,326	1,492,747	137,057	[1]
Non-current lease liabilities		4,076,654	167,522,252	5,330,344	[1]
Long-term deferred revenue		2,722,698	111,884,035	1,569,733	[1]
Deferred tax liabilities		938,643	38,571,728	1,025,264	[1]
Long-term accruals		329,267	13,530,594	123,867	[1]
Total non-current liabilities		79,362,331	3,261,242,285	60,233,414	[1]
Commitments and contingencies					[1]
EQUITY
Ordinary shares (2,337,788,498 and 2,338,812,496 shares issued and outstanding as of December 31, 2023 and 2024, respectively)		9,867,167	405,472,242	9,847,536	[1]
Accumulated losses		(267,792,169)	(11,004,403,904)	(190,502,556)	[1]
Additional paid-in capital		93,673,976	3,849,351,798	38,258,499	[1]
Other comprehensive loss		(460,644)	(18,929,279)	(385,873)	[1]
Deficit attributable to equity holders of the parent		(164,711,670)	(6,768,509,143)	(142,782,394)	[1]
Non-controlling interests		69,806,927	2,868,581,344	77,370,679	[1]
Total deficit		(94,904,743)	(3,899,927,799)	(65,411,715)	[1]
TOTAL DEFICIT AND LIABILITIES		155,966,496	6,409,143,045	146,857,721	[1]
Related party
CURRENT ASSETS
Short-term amounts due from related parties		₫ 4,272,121	$ 175,554,592	2,374,382	[1]
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]		Related party	Related party
NON-CURRENT ASSETS
Long-term amounts due from related parties		₫ 3,630	$ 149,168	₫ 51,073	[1]
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]		Related party	Related party	Related party
CURRENT LIABILITIES
Other current liabilities		₫ 64,251,391	$ 2,640,287,282	₫ 49,341,144	[1]
NON-CURRENT LIABILITIES
Other non-current liabilities		42,095,740	1,729,843,435	19,682,747	[1]
Nonrelated party
CURRENT LIABILITIES
Other current liabilities		9,473,783	389,306,883	13,875,625	[1]
NON-CURRENT LIABILITIES
Other non-current liabilities		₫ 6,300,113	$ 258,891,021	₫ 2,194,253	[1]

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).